Allowance for Credit Losses - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Allowance for credit losses and recorded investment in financing receivables
Balance at January 1	$ 4.6	$ 4.5
Provision for credit losses	0.0	0.3
Write-offs		0.1
Balance at June 30	4.6	4.7
Finance Leases Financing Receivable [Member]
Allowance for credit losses and recorded investment in financing receivables
Balance at January 1	0.5	0.4
Provision for credit losses	0.0	0.3
Write-offs		0.1
Balance at June 30	0.5	0.6
Notes Receivable [Member]
Allowance for credit losses and recorded investment in financing receivables
Balance at January 1	4.1	4.1
Provision for credit losses	0.0	0.0
Write-offs		0.0
Balance at June 30	$ 4.1	$ 4.1